EQUITY	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY	EQUITY
Common Stock
At December 31, 2024 and 2023, the Company was authorized to issue up to 400,000,000 shares of voting common stock, $0.001 par value per share, 200,000,000 shares of non-voting common stock, $0.001 par value per share. As of December 31, 2024, 67,746,555 and 67,708,086 shares of common stock were issued and outstanding (including 4,527,075 shares of puttable common stock), respectively. As of December 31, 2023, 62,063,577 shares of common stock were issued and outstanding (including 4,527,075 shares of puttable common stock). Certain stockholders owning common stock of the Company have entered into an agreement pursuant to which, among other things, the parties to that agreement are individually and collectively prohibited from voting shares of common stock held in excess of 19.99% of the issued and outstanding shares of the Company’s common stock. Each share of non-voting common stock is convertible into one share of common stock at the option of the holder. Each share of common stock and non-voting common stock is entitled to receive dividends subject to the rights of the preferred stock. A decision to pay dividends on common stock will be at the discretion of the Company’s board of directors. In addition, the 2029 Senior Secured Term Loan contains restrictions on the Company’s ability to pay dividends.
In February 2024, the Company issued 275,610 shares of common stock with 27,561 warrants to purchase shares of common stock for total proceeds of $5.7 million in a private placement transaction. The warrants to purchase shares of common stock have an exercise price equal to $20.50 per share and expiration date of three years from the date of issuance.
As of December 31, 2024 and 2023, 35,201,810 and 39,077,409 shares of common stock, respectively, were reserved for issuance in connection with warrants, convertible loans, share based payment plans and common stock to be granted to third parties.
Preferred Stock
The Company is authorized to issue up to 25,000,000 shares of preferred stock $0.001 par value per share in one or more series, as may be designated by the board of directors. As of December 31, 2024, 10,000,000 shares of the preferred stock have been designated as Series B convertible preferred stock.
Each share of Series B convertible preferred stock is convertible into a share of common stock on a one-to-one basis at the option of the holder upon the occurrence of the following events: once the Company becomes a public company, upon a merger or consolidation with or into another legal entity, or upon the sale of all or substantially all of the Company’s assets in which the common stockholders participate. The preferred stock has no voting rights, except with respect to certain transactions for which the preferred stockholders are entitled to vote separately as a class. The Series B convertible preferred stockholders participate as to dividends on the same basis as the common stockholders.
There were 781,859 and 746,859 shares of Series B convertible preferred stock outstanding at December 31, 2024 and 2023, respectively.
During the year ended December 31, 2024, the Company issued 35,000 shares of Series B convertible preferred stock upon exercise of outstanding options consisting of 25,000 shares of Series B convertible preferred stock for aggregate cash proceeds of $0.3 million and 10,000 shares of Series B convertible preferred stock pursuant to cashless exercises of 25,000 options to purchase shares of Series B convertible preferred stock.
During the year ended December 31, 2023, the Company issued 8,157 shares of Series B convertible preferred stock pursuant to cashless exercises of 20,500 options to purchase shares of Series B convertible preferred stock.
During the year ended December 31, 2022, the Company issued 327,653 shares of Series B convertible preferred stock upon exercise of outstanding options consisting of 279,417 shares of Series B convertible preferred stock for an aggregate cash proceeds of $3.0 million and 48,236 shares of Series B convertible preferred stock pursuant to cashless exercises of 92,126 options to purchase shares of Series B convertible preferred stock.
As of December 31, 2024 and 2023, 950,416 and 1,000,416 shares of Series B convertible preferred stock, respectively, were reserved for issuance in connection with share based payment plans.
In 2010, all outstanding Series A preferred shares were converted into common stock. As part of this conversion, the holders converting Series A preferred shares received contingent promissory notes totaling $15.0 million, which remain outstanding as of December 31, 2024. These contingent promissory notes are only payable, without interest, upon a deemed liquidation event which includes a merger or sale of the Company, therefore expense will only be recognized at such time. As of December 31, 2024, there are no outstanding preferred shares with liquidation preferences.
Treasury Stock
The Company generally withholds shares of its common stock to cover employees' portion of required tax withholdings when employee equity awards are issued or vest. These shares are valued at cost, which equals the fair value of the common stock on the date of issuance or vesting and reflected as a reduction to the Company’s stockholders’ equity and included in treasury stock, at cost in the consolidated balance sheets. The weighted average cost per share held in treasury was $20.14 as of December 31, 2024.
Warrants
The Company issues warrants to purchase shares of common stock primarily in connection with equity rights programs (see Equity Rights Offering), stock issuances, certain debt issuances, and consulting agreements. There were outstanding warrants to acquire 14,615,703 and 15,309,548 shares of common stock outstanding at December 31, 2024 and 2023, respectively. The outstanding warrants at December 31, 2024 and 2023 include 2,740,068 and 6,102,836 warrants, respectively, issued to the Company's Equity Rights Program ("ERP") participants.
The warrants vest over time or upon the achievement of performance criteria with respect to certain warrants issued in connection with certain service providers and generally expire at various times through 2032. In certain cases, warrants are granted to certain service providers that vest only upon the satisfaction of performance-based conditions such as the Company's consummation of a liquidation event or an IPO. As of December 31, 2024 and 2023, 1,808,333 and 5,367,475 warrants, respectively were unvested. The fair value of each warrant grant was derived using the Black-Scholes option pricing model. For the years ended December 31, 2024, 2023 and 2022, the Company recorded $2.0 million, $0.8 million and $0.4 million, respectively, of share-based compensation expense related to warrants issued in connection with consulting agreements.
During the year ended December 31, 2024, the Company issued an aggregate of 1,795,955 shares of common stock for warrants exercised. The Company raised proceeds of $1.6 million through the exercise of 429,989 of previously issued warrants to purchase common stock and issued 1,365,966 shares of voting common stock pursuant to cashless exercise of 2,117,179 warrants.
During the year ended December 31, 2023, the Company issued an aggregate of 71,000 shares of voting common stock for warrants exercised for cash proceeds of $0.9 million. There were no cashless exercise of warrants during the year ended December 31, 2023.
During the year ended December 31, 2022, the Company issued an aggregate of 7,555,498 shares of common stock for warrants exercised. The Company raised proceeds of $12.2 million through the exercise of 4,886,956 of previously issued warrants to purchase common stock and issued 2,668,542 shares, comprised of 2,337,324 shares of voting common stock and 331,218 shares of nonvoting common stock, pursuant to cashless exercise of 2,996,775 warrants.
On August 21, 2024, in connection with the 2029 Senior Secured Term Loan, the Company issued to the lenders 3,795,564 warrants to purchase shares of the Company’s common stock. The warrants to purchase shares of common stock have an exercise price equal to $7.15 per share and $8.55 per share for the 2,277,338 and 1,518,226 warrants, respectively, and an expiration date of August 21, 2032. See Note 11 - Debt Obligations for more information.
The following table summarizes information about warrant activities for the years ended December 31, 2024, 2023 and 2022:

	Common Stock Warrants
	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2021	24,640,018	$7.36
Granted	237,500	$26.00
Exercised	(7,883,731)	$2.42
Forfeited	(655,974)	$7.50
Expired	(413,330)	$12.16
Outstanding at December 31, 2022	15,924,483	$9.98
Granted	1,233,284	$20.74
Exercised	(71,000)	$12.36
Forfeited	(1,119,703)	$5.50
Expired	(657,505)	$14.42
Outstanding at December 31, 2023	15,309,559	$11.26
Granted	4,085,625	$8.59
Exercised	(2,547,168)	$6.82
Forfeited	(1,806,063)	$5.50
Expired	(426,250)	$14.48
Outstanding at December 31, 2024	14,615,703	$11.91
Additional information regarding warrants outstanding as of December 31, 2024 and 2023 is as follows:

	Warrants to Purchase Common Stock
	Weighted Average Exercise Price	Expiration Date	Number of Warrants Outstanding
Issued with debt	$8.34	Jan 2025 - Aug 2032	4,020,471
Issued to employees, directors and service providers	$18.06	Jun 2025 - Mar 2030	3,862,703
Issued with common stock	$15.34	Apr 2026 - Dec 2027	1,613,778
Purchase of warrants	$14.50	Oct 2025 - Dec 2025	2,378,683
Issued to strategic investors under ERPs	$4.20	Apr 2025 - Sep 2027	2,740,068
Outstanding at December 31, 2024			14,615,703

	Warrants to Purchase Common Stock
	Weighted Average Exercise Price	Expiration Date	Number of Warrants Outstanding
Issued with debt	$14.24	Apr 2024 - Dec 2026	892,245
Issued to employees, directors and service providers	$17.22	Jan 2024 - Mar 2030	4,344,578
Issued with common stock	$15.26	Dec 2024 - Dec 2027	1,591,217
Purchase of warrants	$14.50	Oct 2025 - Dec 2025	2,378,683
Issued to strategic investors under ERPs	$4.28	Jun 2024 - Sep 2027	6,102,836
Outstanding at December 31, 2023			15,309,559
Equity Rights Program
The Company launched its first ERP, ERP I, in September 2013 and subsequently introduced four additional ERPs between February 2015 and September 2020. Each ERP included a certain number of units allowing the Company’s customers to obtain common stock warrants in return for a prepaid fee, which is applied to future purchases by the customer of the Company’s services. The customer vests in the common stock warrants in tranches over designated time periods based on certain performance criteria, which generally require the customer to execute qualifying trades on the Company’s exchanges in an amount equal to a specified fixed percentage of the average daily volume of trades on the applicable exchange.
The shares of common stock and warrants issued under ERP I and II are classified as liability instruments and the shares of common stock and warrants issued under ERP III, IV and V are classified as equity instruments on the Company's consolidated balance sheets. The ERP awards are determined by the Company to be consideration payable to a customer and recorded as cost of revenue on the Company's consolidated statements of operations, based on the grant date fair value of the awards.
Warrants issued under ERP I and II vested over a certain period provided that ERP participants met the specific performance criteria, which required the participant to trade an agreed-upon number of options contracts, subject to certain exceptions, on MIAX Options Exchange on a daily basis over a specified number of months. All vested warrants under ERP I and II were exercised before their expiration on August 31, 2020 and January 31, 2022, respectively.
Puttable common stock from exercise of ERP I and II warrants:
The Company recorded the underlying puttable common stock issued upon exercise of the warrants as a liability. ERP I and II participants have put rights to require the Company to purchase a certain percentage of the shares held on the put vesting date in cash at a price per share equal to a fixed percentage of the fair market value of the Company’s common stock. Eligible participants can exercise the put rights during the 90 day period commencing on the initial put vesting date and each anniversary thereof (each, an annual “Put Period”). Put rights terminate upon the sale, transfer or other disposition of puttable common shares held by an ERP participant or the consummation of an initial public offering of the Company’s common stock where the offering proceeds, net of underwriting discounts and commissions, exceed $250 million.
The Company reflects the fair value of puttable common stock on the consolidated balance sheets. The Company measures the puttable common stock from exercise of warrants at fair value. The fair value of the puttable common stock is determined based on the estimated fair value of the Company's common stock, see Note 15 - Fair Value Measurement for details regarding the Company's common stock valuation. Puttable common stock is remeasured at each reporting period until settlement or when the redemption feature is eliminated and the change in fair value is recorded as non-operating income (expense) within the consolidated statements of operations. The fair value of the puttable common stock, net of current portion from exercise of warrants outstanding was $78.4 million and $79.2 million at December 31, 2024 and 2023, respectively. The current portion of put obligation, included in accounts payable and other liabilities in the consolidated balance sheets, was $22.7 million and $11.4 million as of December 31, 2024 and 2023, respectively (see Note 9 - Accounts Payable and Other Liabilities).
The put closing date for a put right exercise is no later than 120 days following the Company’s receipt of a put notice, subject to the applicability of any regulatory approvals that may be required in connection therewith. Notwithstanding the foregoing, the Company, in its discretion, may elect to fund the put price in installments: one-third (1/3) shall be paid on the put closing date and the remaining two-thirds (2/3) shall be paid in equal payments on each of the two succeeding calendar year anniversaries of the put closing date. The Company may at its option, elect to defer payment of such payment until the first anniversary of the put closing date, such that two-thirds (2/3) of the put price will be funded on the first anniversary of the put closing date, with the balance of the put price due and payable on the third anniversary of the put closing date.
The holders have the ability to rescind their election to put the shares to the Company any time prior to settlement, at which time the holder receives cash and simultaneously transfers the common shares back to the Company. Until settlement, the puttable common stock is considered legally outstanding. The holders have the ability to put the shares at a later date after rescinding the previously elected put option. Therefore, the Company defines the settlement date as the date in which the holder exchanges their puttable common stock for cash.
During 2020, the Company received a put notice (the “2020 Put Notice”) from an ERP I participant to redeem 984,842 shares of common stock, representing 90% of the warrants vested, in exchange for a $14.2 million cash payment. The Company elected to defer payment and paid one-third of the put obligation on February 25, 2021, the put closing date, with the remaining two payments to be made on each of the two succeeding calendar year anniversaries of the put closing date. During 2021, the Company received a put notice (the “2021 Put Notice”) from the same ERP I participant to redeem the remaining 10% of the shares of the common stock amounting to 109,427 shares for a cash payment of $1.9 million. The Company elected to defer the payment over three years, with the first payment of $0.6 million paid in February 2022 and the remaining two payments of $0.6 million each to be made on each of the two succeeding calendar year anniversaries of the put closing date. The Company recognizes the put obligation liability at the greater of put price or current fair value of the puttable common stock as the put right is rescindable at any time prior to settlement date. In February 2022, the ERP I participant withdrew the exercise of the 2020 Put Notice with respect to 328,281 shares totaling $4.7 million subject to the second installment due on February 25, 2022. The final $4.7 million installment for the 2020 Put Notice was paid in February 2023.
In 2022, the ERP I participant sold 401,232 shares of puttable common stock to a non-ERP participant (consisting of 328,281 shares previously withdrawn for exercise subject to the 2020 Put Notice and 72,951 shares subject to the 2021 Put Notice). Under the terms of the ERP I, any sale, transfer or other disposition of the puttable common stock to non-ERP participants will extinguish the put right associated with the underlying shares. As a result of this sale, the shares were no longer puttable to the Company and the liability associated with the underlying shares had been extinguished. Therefore, the aggregate fair value of the puttable common stock on the date of the sale of $10.4 million was reclassified to additional paid-in capital within the stockholder's equity.
In September 2023, the Company received a put notice (the “September 2023 Put Notice”) from an ERP II participant (the same ERP I participant above) to redeem the remaining 2,231,645 shares of common stock it acquired pursuant to ERP II for an aggregate put price of $44.1 million reflecting a per share price of $19.74, or 90% of the fair market value of the Company’s common stock as of the date of exercise. The Company notified the participant of its election to defer payment, with one-third of the put obligation of $14.7 million due and payable on January 17, 2024, the put closing date, with the remaining two payments of $14.7 million each to be made on each of the two succeeding calendar year anniversaries of the put closing date.
In December 2023, the ERP II participant sold 506,432 shares of the 2,231,645 shares subject to the September 2023 Put Notice to another ERP participant. As a result of this sale, such shares were no longer puttable to the Company and therefore the fair value of the puttable common stock on the date of sale of $10.1 million was reclassified from non-current liabilities to additional paid-in capital in the consolidated balance sheet as of December 31, 2023. The net total number of shares subject to the put notice was 1,725,213, reducing the aggregate put price to $34.1 million with one-third of the put obligation of $11.4 million due and payable on January 17, 2024, and the remaining two payments of $11.4 million each to be made on each of the two succeeding calendar year anniversaries of the put closing date. In January 2024, the Company elected to defer payment of the first installment of the put obligation of $11.4 million. In accordance with such election, two-thirds of the put price or $22.7 million will be due on January 17, 2025, the first anniversary of the put closing date, with the remaining payment of $11.4 million due on January 17, 2027, the third anniversary of the put closing date.
On February 21, 2025, after extending the payment date with respect to the two-thirds of the put price or $22.7 million from January 17, 2025, the ERP II participant sold the corresponding 1,150,142 shares subject to the September 2023 Put Notice to another ERP participant. In connection with this sale, the put right associated with such shares was terminated and the related put payable of $22.7 million was extinguished. The remaining 575,071 shares subject to the September 2023 Put Notice remain puttable to the Company and the related put price of $11.4 million is due on January 17, 2027.
In December 2023, the Company and certain participants of ERP I and ERP II holding an aggregate of 6,356,730 shares of puttable common stock entered into respective agreements to terminate the put right associated with the puttable common stock in exchange for certain consideration. As the Company’s obligation to purchase the puttable common stock was extinguished, such financial instrument is no longer considered a liability and was reclassified to stockholder's equity. The Company remeasured the put liability at fair value on the put termination date for $127.1 million and reclassified from puttable common stock, net of current portion to common stock at par value and additional paid-in capital in the consolidated balance sheet as of December 31, 2023. The Company paid cash consideration of $2.4 million or $0.80 per share of puttable common stock to terminate the put right associated with 2,985,110 shares of puttable common stock. To terminate the put right related to 3,371,620 shares of puttable common stock, the Company paid total consideration of $2.7 million, equal to $0.80 per share of puttable common stock, in the form of 131,576 shares of common stock valued at $20.50 per share. The aggregate consideration paid to extinguish the put right amounting to $5.1 million was recorded in loss on extinguishment of puttable common stock liability within non-operating (expense) income in the consolidated statement of operations.
The terms of ERP III, IV and V are similar to ERP I and II, except the shares do not have any put rights and therefore the ERP III, IV and V awards are equity classified.
Equity Rights Offering III (ERP III) - On June 30, 2017, the Company entered into a third equity rights offering with eight participants to acquire 20 H-Units for a total prepaid fee of $10.0 million. Each H-Unit consists of common stock purchase warrants to purchase 207,331 shares of common stock of the Company and required a prepaid fee of $0.5 million. The term of the offering was a 42-month period commencing July 1, 2017 and ended December 31, 2020. The basic terms of the third offering are similar to the first two offerings with respect to warrant exercise periods, but do not contain a put right. ERP III warrants have similar expiration terms as the prior programs with an expiration date of the earliest to occur of (i) June 30, 2024, or (ii) the two-year anniversary of an initial public offering of the Company's common stock, where the offering price, net of underwriting discounts and commissions exceed $250.0 million (“Qualified Public Offering”), or (iii) a merger or sale of the Company. The warrant vesting period ended on December 31, 2020 and no warrant expense was recognized thereafter. In June 2024, all 1,556,706 outstanding ERP III warrants were exercised, including the issuance of 987,821 shares of voting common stock pursuant to cashless exercise of 1,151,567 ERP III warrants.
Equity Rights Offering IV (ERP IV) - On April 30, 2018, the Company entered into a fourth equity rights offering with 10 participants to acquire 25 J-Units for a total prepaid fee of $6.3 million. Each J-Unit consists of warrants to purchase 208,172 shares of common stock of the Company and required a prepaid fee of $250,000. The term of the offering was a 32-month period commencing May 1, 2018 and ended December 31, 2020. The basic terms of the fourth offering are similar to the first two offerings with respect to warrant exercise periods, but like ERP III do not contain a put right. ERP IV warrants have similar expiration terms as the prior programs with an expiration date of the earliest to occur of (i) April 30, 2025, or (ii) the two-year anniversary of a Qualified Public Offering, or (iii) a merger or sale of the Company. The warrant vesting period ended on December 31, 2020 and no warrant expense was recognized thereafter.
Equity Rights Offering V (ERP V) - On September 11, 2020, the Company closed a fifth equity rights offering with nine firms for 22 L-Units providing for the issuance of warrants to purchase a total of 4,753,793 shares of common stock, representing 216,082 shares per L-Unit. The L-Warrants vest over a 42-month period provided that the participant met the specific performance criteria, which required the participants trade an agreed-upon number of equities contracts, subject to certain exceptions, on MIAX Pearl on a daily basis over a specified number of months.
The warrants expire on the earliest to occur of (i) September 11, 2027, or (ii) the two-year anniversary of a Qualified Public Offering, or (iii) a merger or sale of the Company. Upon closing, the Company collected $22 million of prepaid fees from participating member firms which was fully amortized in 2022. The warrant vesting period ended on June 30, 2024 and no warrant expense was recognized thereafter.
The Company recognized warrant expense of $2.0 million, $4.6 million and $3.0 million for the years ended December 31, 2024, 2023 and 2022, respectively, representing the fair market value associated with vested warrants. These expenses are included in cost of revenues in the consolidated statements of operations.
The outstanding warrants for each ERP series as of December 31, 2024 and 2023 are as follows:

	December 31,
	2024	2023
ERP I	—	—
ERP II	—	—
ERP III	—	1,556,706
ERP IV	1,610,929	1,610,929
ERP V	1,129,139	2,935,201
Total	2,740,068	6,102,836
REVERSE STOCK SPLIT
On July 15, 2025, the Company amended its restated certificate of incorporation, as amended, to effect a reverse stock split of the Company’s outstanding and treasury shares of common stock (voting and non-voting) and Series B convertible preferred stock on a one-for-two basis (the “Reverse Stock Split”). The number of authorized shares and the par values of the common stock and Series B convertible preferred stock were not adjusted as a result of the Reverse Stock Split. All issued and outstanding common stock and Series B convertible preferred stock, treasury stock, warrants to purchase shares of common stock, options to purchase shares of common stock and Series B convertible preferred stock, restricted stock, per share data and related information contained in the consolidated financial statements have been retroactively adjusted to give effect to the Reverse Stock Split for all periods presented.
EQUITY
Common Stock
In August 2025, the Company completed its IPO, in which the Company issued and sold 17,250,000 shares of its voting common stock, including 2,250,000 shares issued upon the exercise in full of the underwriters’ option to purchase additional shares, at a public offering price of $23.00 per share. The IPO resulted in net proceeds to the Company of $369.0 million after deducting the underwriting discounts and commissions and before deducting offering costs of $9.6 million, which were charged to additional paid-in capital as a reduction of the net proceeds received from the IPO. In connection with the IPO, all issued and outstanding shares of the Company’s nonvoting common stock and Series B convertible preferred stock were converted into an aggregate of 3,706,117 and 946,959 shares, respectively, of the Company’s voting common stock on a one-to-one basis.
At September 30, 2025 and December 31, 2024, the Company was authorized to issue up to 400,000,000 shares of voting common stock, $0.001 par value per share and 200,000,000 shares of nonvoting common stock, $0.001 par value per share. As of September 30, 2025, 81,767,756 and 81,413,957 shares of common stock were issued and outstanding, respectively. As of December 31, 2024, 67,746,555 and 67,708,086 shares of common stock were issued and outstanding (including 4,527,075 shares of puttable common stock), respectively. The Company’s amended and restated certificate of incorporation contains certain voting and ownership limitations and transfer restrictions that will remain in place for as long as the Company controls a registered U.S. national securities exchange. Specifically, the Company’s amended and restated certificate of incorporation prohibits (i) any person from owning greater than 40% of any class of the Company’s capital stock, (ii) exchange members from owning greater than 20% of any class of the Company’s capital stock and (iii) all persons from voting shares representing more than 20% of the voting power of the Company’s then issued and outstanding capital stock either alone or together with any related persons, in each case subject to certain conditions and exceptions, including the waiver by the board of directors (except with respect to exchange members). Each share of nonvoting common stock is convertible into one share of common stock at the option of the holder. Each share of common stock and nonvoting common stock is entitled to receive dividends subject to the rights of the preferred stock. A decision to pay dividends on common stock will be at the discretion of the Company’s board of directors.
In February 2024, the Company issued 275,610 shares of common stock with 27,561 warrants to purchase shares of common stock for total proceeds of $5.7 million in a private placement transaction. The warrants to purchase shares of common stock have an exercise price equal to $20.50 per share and expiration date of three years from the date of issuance.
As of September 30, 2025 and December 31, 2024, 41,075,743 and 35,201,810 shares of common stock, respectively, were reserved for issuance in connection with warrants, convertible loans, share-based incentive plans and common stock to be granted to third parties.
Preferred Stock
The Company is authorized to issue up to 25,000,000 shares of preferred stock $0.001 par value per share in one or more series, as may be designated by the board of directors. Prior to the IPO, 10,000,000 shares of the preferred stock had been designated as Series B convertible preferred stock.
Each share of Series B convertible preferred stock is convertible into a share of common stock on a one-to-one basis at the option of the holder upon the occurrence of the following events: once the Company becomes a public company, upon a merger or consolidation with or into another legal entity, or upon the sale of all or substantially all of the Company’s assets in which the common stockholders participate. The preferred stock has no voting rights, except with respect to certain transactions for which the preferred stockholders are entitled to vote separately as a class. The Series B convertible preferred stockholders participate as to dividends on the same basis as the common stockholders.
During the nine months ended September 30, 2025, prior to the IPO, the Company received proceeds of $0.8 million through the exercise of 66,666 options to purchase shares of Series B convertible preferred stock and issued 98,434 shares of Series B convertible preferred stock pursuant to cashless exercises of 207,500 options to purchase shares of Series B convertible preferred stock. During the nine months ended September 30, 2024, the Company issued 35,000 shares of Series B convertible preferred stock upon exercise of outstanding options consisting of 25,000 shares of Series B convertible preferred stock for an aggregate cash proceeds of $0.3 million and 10,000 shares of Series B convertible preferred stock pursuant to cashless exercises of 25,000 options to purchase shares of Series B convertible preferred stock.
Upon conversion of the Company’s outstanding Series B convertible preferred stock into 946,959 shares of voting common stock in connection with the IPO, such outstanding shares of Series B convertible preferred stock were retired and canceled and may not be reissued by the Company. As a result, the authorized shares of Series B convertible preferred stock decreased to 9,053,041 as of September 30, 2025. At September 30, 2025 and December 31, 2024, there were 0 and 781,859 outstanding shares of Series B convertible preferred stock, respectively.
As of September 30, 2025 and December 31, 2024, 0 and 950,416 shares of Series B convertible preferred stock, respectively, were reserved for issuance in connection with share-based incentive plans.
In 2010, all outstanding Series A preferred shares were converted into common stock. As part of this conversion, the holders converting Series A preferred shares received contingent promissory notes totaling $15.0 million, which remain outstanding as of September 30, 2025. These contingent promissory notes are only payable, without interest, upon a deemed liquidation event which includes a merger or sale of the Company, therefore expense will only be recognized at such time. As of September 30, 2025, there are no outstanding preferred shares with liquidation preferences.
Treasury Stock
The Company has generally withheld shares of its common stock to cover employees’ portion of required tax withholdings when employee equity awards are issued or vest. These shares are valued at cost, which equals the fair value of the common stock on the date of issuance or vesting and reflected as a reduction to the Company’s stockholders’ equity and included in treasury stock, at cost in the condensed consolidated balance sheets. The weighted average cost per share held in treasury was $23.27 and $20.14 as of September 30, 2025 and December 31, 2024, respectively.
Warrants
The Company issued warrants to purchase shares of common stock primarily in connection with equity rights programs (see Equity Rights Program below), stock issuances, certain debt issuances, and consulting agreements. There were outstanding warrants to acquire 18,581,679 and 14,615,703 shares of common stock outstanding at September 30, 2025 and December 31, 2024, respectively. The outstanding warrants at September 30, 2025 and December 31, 2024 include 1,129,139 and 2,740,068 warrants, respectively, issued to the Company’s Equity Rights Program (“ERP”) participants.
The warrants vest over time or upon the achievement of performance criteria with respect to certain warrants issued in connection with certain service providers and generally expire at various times through 2032. As of September 30, 2025 and December 31, 2024, 1,350,000 and 1,808,333 warrants, respectively were unvested. The fair value of each warrant grant was derived using the Black-Scholes option pricing model. The Company recorded $0.3 million and $1.0 million for the three months ended September 30, 2025 and 2024, respectively, and $1.0 million and $1.6 million for the nine months ended September 30, 2025 and 2024, respectively, of share-based compensation expense related to warrants issued in connection with consulting agreements.
Effective as of June 30, 2025, the Company entered into an exchange agreement with one of its ERP participants pursuant to which the ERP participant surrendered and the Company canceled and retired 5,887,286 shares of its voting common stock and 331,218 shares of its nonvoting common stock in exchange for a pre-funded warrant to purchase up to 6,218,504 shares of the Company’s voting common stock, which has a perpetual term, an exercise price equal to $0.002 per share and a cashless exercise feature. If the Company pays any dividends or otherwise makes any pro rata distributions to its stockholders, the holder of the pre-funded warrant is also entitled to receive its share of such dividends or distributions on an as-exercised basis based on the number of shares of the Company’s common stock then issuable pursuant to the pre-funded warrant. In August 2025, the ERP participant exchanged an additional 575,071 shares of the Company’s voting common stock it purchased from an ERP II participant (then shares of puttable common stock prior to the purchase) for a pre-funded warrant to purchase up to 575,071 shares of the Company’s voting common stock with the same terms as the initial pre-funded warrant above (see Equity Rights Program below).
On August 21, 2024, in connection with the 2029 Senior Secured Term Loan, the Company issued to the lenders 3,795,564 warrants to purchase shares of the Company’s common stock. The warrants to purchase shares of common stock have an exercise price equal to $7.15 per share and $8.55 per share for the 2,277,338 and 1,518,226 warrants, respectively, and an expiration date of August 21, 2032. As disclosed in Note 11 - Debt Obligations, prior to the IPO, these warrants had been accounted for as a liability given the put right associated with the financial instruments. Upon completion of the IPO, in accordance with the terms of the 2029 Senior Secured Term Loan, such put right was terminated. Therefore, the Company remeasured the puttable warrants at fair value for $65.4 million and reclassified into additional paid-in capital in the condensed consolidated balance sheet as of September 30, 2025.
During the nine months ended September 30, 2025, the Company raised proceeds of $3.3 million through the exercise of 845,621 of previously issued warrants to purchase common stock and issued 1,185,348 shares of voting common stock pursuant to cashless exercise of 1,787,334 warrants.
During the nine months ended September 30, 2024, the Company raised proceeds of $1.5 million through the exercise of 427,489 of previously issued warrants to purchase common stock and issued 1,359,428 shares of voting common stock pursuant to cashless exercise of 2,079,679 warrants.
The following table summarizes information about warrant activities for the nine months ended September 30, 2025 and 2024:

	Common Stock Warrants
	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2024	14,615,703	$11.91
Granted	6,793,575	$0.002
Exercised	(2,632,955)	$9.14
Forfeited	(100,000)	$14.00
Expired	(94,644)	$15.39
Outstanding at September 30, 2025	18,581,679	$7.92

Outstanding at December 31, 2023	15,309,547	$11.26
Granted	4,085,624	$8.60
Exercised	(2,507,168)	$6.64
Forfeited	(1,806,062)	$5.50
Expired	(386,250)	$14.16
Outstanding at September 30, 2024	14,695,691	$11.94
Additional information regarding warrants outstanding as of September 30, 2025 and December 31, 2024 is as follows:

	Warrants to Purchase Common Stock
	Weighted Average Exercise Price	Expiration Date	Number of Warrants Outstanding
Pre-funded warrant	$0.002	Perpetual	6,793,575
Issued with debt	$8.31	Jul 2026 - Aug 2032	4,002,972
Issued to employees, directors and service providers	$18.18	Jan 2026 - Mar 2030	2,663,529
Issued with common stock	$15.34	Apr 2026 - Dec 2027	1,613,781
Purchase of warrants	$14.50	Dec 2025 - Oct 2026	2,378,683
Issued to strategic investors under ERPs	$5.50	Aug 2027	1,129,139
Outstanding at September 30, 2025			18,581,679

	Warrants to Purchase Common Stock
	Weighted Average Exercise Price	Expiration Date	Number of Warrants Outstanding
Issued with debt	$8.34	Jan 2025 - Aug 2032	4,020,471
Issued to employees, directors and service providers	$18.06	Jun 2025 - Mar 2030	3,862,703
Issued with common stock	$15.34	Apr 2026 - Dec 2027	1,613,778
Purchase of warrants	$14.50	Oct 2025 - Dec 2025	2,378,683
Issued to strategic investors under ERPs	$4.20	Apr 2025 - Sep 2027	2,740,068
Outstanding at December 31, 2024			14,615,703
Equity Rights Program
The Company launched its first ERP, ERP I, in September 2013 and subsequently introduced four additional ERPs between February 2015 and September 2020. Each ERP included a certain number of units allowing the Company’s customers to obtain common stock warrants in return for a prepaid fee, which was applied to future purchases by the customer of the Company’s services. The common stock warrants vested in tranches over designated time periods based on certain performance criteria, which generally required the customer to execute qualifying trades on the Company’s exchanges in an amount equal to a specified fixed percentage of the average daily volume of trades on the applicable exchange.
The shares of common stock and warrants issued under ERP I and II were classified as liability instruments and the shares of common stock and warrants issued under ERP III, IV and V are classified as equity instruments on the Company’s condensed consolidated balance sheets. The ERP awards were determined by the Company to be consideration payable to a customer and recorded as cost of revenue on the Company’s condensed consolidated statements of operations, based on the grant date fair value of the awards.
Warrants issued under ERP I and II vested over a certain period provided that ERP participants met the specific performance criteria, which required the participant to trade an agreed-upon number of options contracts, subject to certain exceptions, on MIAX Options Exchange on a daily basis over a specified number of months. All vested warrants under ERP I and II were exercised before their expiration on August 31, 2020 and January 31, 2022, respectively.
Puttable common stock from exercise of ERP I and II warrants:
The Company recorded the underlying puttable common stock issued upon exercise of the warrants as a liability. ERP I and II participants had put rights to require the Company to purchase a certain percentage of the shares held on the put vesting date in cash at a price per share equal to a fixed percentage of the fair market value of the Company’s common stock. Eligible participants could exercise the put rights during the 90 day period commencing on the initial put vesting date and each anniversary thereof (each, an annual “Put Period”). Put rights terminate upon the sale, transfer or other disposition of puttable common shares held by an ERP participant or the consummation of an initial public offering of the Company’s common stock where the offering proceeds, net of underwriting discounts and commissions, exceed $250 million.
As a result of the termination of the put right associated with the puttable common stock from exercise of ERP I and II warrants upon completion of the Company’s IPO in August 2025, the outstanding puttable common stock was remeasured at fair value and reclassified into common stock at par value and additional paid-in capital in the condensed consolidated balance sheet as of September 30, 2025. The fair value of the 2,801,862 shares of outstanding puttable common stock at the IPO date of $64.4 million was determined based on the offering price of $23.00 per share.
The puttable common stock was carried at fair value on the condensed consolidated balance sheet as of December 31, 2024. The fair value of the puttable common stock was determined based on the estimated fair value of the Company’s common stock. See Note 15 - Fair Value Measurement for details regarding the Company’s common stock valuation prior to the IPO. The puttable common stock had been remeasured at each reporting period until settlement or when the redemption feature was eliminated and the change in fair value was recorded as non-operating income (expense) within the condensed consolidated statements of operations. The fair value of the puttable common stock, net of current portion from exercise of warrants outstanding was $78.4 million at December 31, 2024. The current portion of put obligation included in accounts payable and other liabilities in the condensed consolidated balance sheet as of December 31, 2024 was $22.7 million. See Note 9 - Accounts Payable and Other Liabilities.
In September 2023, the Company received a put notice (the “September 2023 Put Notice”) from an ERP II participant to redeem 2,231,645 shares of common stock it acquired pursuant to ERP II. In December 2023, the ERP II participant sold 506,432 shares to another ERP participant reducing the net total number of shares subject to the September 2023 Put Notice to 1,725,213 shares with an aggregate put price of $34.1 million with one-third of the put obligation of $11.4 million due and payable on January 17, 2024 (the put closing the date), and the remaining two payments of $11.4 million each to be made on each of the two succeeding calendar year anniversaries of the put closing date. As permitted under the terms of ERP II, in January 2024, the Company elected to defer payment of the first installment of the put obligation of $11.4 million. In accordance with such election, two-thirds of the put price or $22.7 million was due on January 17, 2025, the first anniversary of the put closing date, with the remaining payment of $11.4 million due on January 17, 2027, the third anniversary of the put closing date.
On February 21, 2025, after extending the payment date with respect to the two-thirds of the put price or $22.7 million from January 17, 2025, the ERP II participant sold the corresponding 1,150,142 shares subject to the September 2023 Put Notice to another ERP participant. In August 2025, the ERP II participant sold the remaining 575,071 shares under the September 2023 Put Notice with a put price of $11.4 million to the same entity. In connection with these sales, the put right associated with such shares was terminated and the related current put payable of $22.7 million (included in accounts payable and other liabilities) and noncurrent put payable of $11.4 million (included in puttable common stock, net of current portion) as of December 31, 2024 were extinguished. The Company then remeasured the fair values of the current put liability for $25.7 million and the noncurrent put liability for $13.2 million, measured at the respective put termination dates, and recorded the aggregate fair value in common stock at par value and additional paid-in capital in the condensed consolidated balance sheet as of September 30, 2025. Immediately following the sale of the 575,071 shares of puttable common stock to another ERP participant, such ERP participant exchanged those shares with the Company for a pre-funded warrant to purchase up to 575,071 shares of the Company’s voting common stock.
The terms of ERP III, IV and V are similar to ERP I and II, except the shares do not have any put rights and therefore the ERP III, IV and V awards are equity classified.
Equity Rights Offering III (ERP III) - On June 30, 2017, the Company entered into a third equity rights offering where the basic terms were similar to the first two offerings with respect to warrant exercise periods, but did not contain a put right. The warrant vesting period ended on December 31, 2020 and no warrant expense was recognized thereafter. In June 2024, all 1,556,706 outstanding ERP III warrants were exercised prior to expiration on June 30, 2024, including the issuance of 987,821 shares of voting common stock pursuant to cashless exercise of 1,151,567 ERP III warrants.
Equity Rights Offering IV (ERP IV) - On April 30, 2018, the Company entered into a fourth equity rights offering where the basic terms were similar to the first two offerings with respect to warrant exercise periods, but like ERP III did not contain a put right. The warrant vesting period ended on December 31, 2020 and no warrant expense was recognized thereafter. In April 2025, all 1,610,929 outstanding ERP IV warrants were exercised prior to expiration on April 30, 2025, including the issuance of 699,657 shares of voting common stock pursuant to cashless exercise of 813,161 ERP IV warrants.
Equity Rights Offering V (ERP V) - On September 11, 2020, the Company closed a fifth equity rights offering where warrants vest provided that the participant met the specific performance criteria, which required the participants trade an agreed-upon number of equities contracts, subject to certain exceptions, on MIAX Pearl on a daily basis over a specified number of months. The warrants expire on the earliest to occur of (i) September 11, 2027, or (ii) the two-year anniversary of the Company’s IPO, or (iii) a merger or sale of the Company. The warrant vesting period ended on June 30, 2024 and no warrant expense was recognized thereafter. The Company recognized warrant expense of $1.2 million for the nine months ended September 30, 2024 representing the fair market value associated with vested ERP V warrants. This expense was included in cost of revenues in the condensed consolidated statement of operations.
The number of outstanding ERP warrants as of September 30, 2025 and December 31, 2024 are as follows:

	September 30, 2025	December 31, 2024
ERP IV	—	1,610,929
ERP V	1,129,139	1,129,139
Total	1,129,139	2,740,068